Other Intangible Assets	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Other Intangible Assets

NOTE 16: OTHER INTANGIBLE ASSETS

Intellectual Property

The acquired intellectual property relates to KV1.3 compound, VDA compound, MultiCore technology and cancer stem cell technology, and is carried at its cost as at its date of acquisition, less accumulated amortisation and impairment charges. There is currently no internally generated intellectual property capitalised.

	KV1.3 compound	VDA compound	MultiCore technology	Cancer stem cell technology	Total
	A$	A$	A$	A$	A$
Gross carrying amount at July 1, 2020	1,546,542	2,282,527	1,265,590	19,210,485	24,305,144
Additions	-	-	-	-	-
Foreign currency exchange differences	-	-	-	(1,529,124)	(1,529,124)
Gross carrying amount at June 30, 2021	1,546,542	2,282,527	1,265,590	17,681,361	22,776,020
Additions	-	-	-	-	-
Foreign currency exchange differences	-	-	-	1,515,296	1,515,296
Gross carrying amount at June 30, 2022	1,546,542	2,282,527	1,265,590	19,196,657	24,291,316

Accumulated amortisation amount at July 1, 2020	(1,546,542)	(2,282,527)	(1,265,590)	(7,444,073)	(12,538,732)
Amortisation (a)	-	-	-	(892,512)	(892,512)
Foreign currency exchange differences	-	-	-	600,979	600,979
Accumulated amortisation amount at June 30, 2021	(1,546,542)	(2,282,527)	(1,265,590)	(7,735,606)	(12,830,265)
Amortisation (a)	-	-	-	(913,373)	(913,373)
Foreign currency exchange differences	-	-	-	(709,404)	(709,404)
Accumulated amortisation amount at June 30, 2022	(1,546,542)	(2,282,527)	(1,265,590)	(9,358,383)	(14,453,042)

Net carrying amount June 30, 2021	-	-	-	9,945,755	9,945,755
Net carrying amount June 30, 2022	-	-	-	9,838,274	9,838,274

a)
Depreciation is disclosed in the Consolidated Statement of Profit or Loss and Other Comprehensive Income as follows:

	2022 A$	2021 A$	2020 A$
Continuing operations	913,373	892,512	1,328,244
Discontinued operations	-	-	45,627
	913,373	892,512	1,373,871